Borrowings - Senior Secured Credit Facilities (Detail) - Successor [Member] € in Millions		3 Months Ended		4 Months Ended	12 Months Ended
	Feb. 03, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 03, 2014 EUR (€)
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 400,000,000
Proceeds from maturities, prepayments and calls of other investments (more than)	$ 25,000,000
Percentage on excess cash flow for mandatory prepayments of debt	50.00%
Decrease in percentage on excess cash flow for mandatory prepayments of debt	25.00%
Percentage on first lien leverage ratio for mandatory prepayments of debt	0.00%
First lien leverage ratio upper limit	4.25
First lien leverage ratio lower limit	3.50
Debt instrument, percent of credit facility outstanding for financial covenant to be applicable	25.00%
Debt instrument, percent of letters of credit not cash collateralized for financial covenant to be applicable	103.00%
Unamortized original issue discount		$ 17,300,000			$ 18,300,000	$ 22,700,000
Gains (losses) on extinguishment of debt		$ 0	$ (3,100,000)	$ 0	(6,100,000)	0
Dollar Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 2,282,800,000
Debt instrument, maturity date	Feb. 01, 2020
Debt instrument periodic payment principal percentage	1.00%
Amortization of debt discount (premium)					800,000
Repayments of debt					100,000,000
Gains (losses) on extinguishment of debt					(3,000,000)
Write off of deferred debt issuance cost					2,200,000
Euro Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount | €							€ 397.0
Debt instrument periodic payment principal percentage	1.00%
New Dollar Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.75%
Debt instrument covenant maximum consolidated leverage ratio	4.5
Repayments of debt					100,000,000
Gains (losses) on extinguishment of debt					(3,000,000)
New Dollar Term Loans [Member] | Eurocurrency Rate Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.00%
Debt instrument basis spread reduced on variable rate		0.25%
New Euro Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.25%	3.00%
Debt instrument covenant maximum consolidated leverage ratio	4.50
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Deferred finance costs, net	$ 92,900,000				13,300,000	11,700,000
Unamortized original issue discount	$ 25,700,000
Amortization of financing costs		$ 3,200,000	3,300,000
Amortization of debt discount (premium)		800,000	$ 900,000		3,600,000	3,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Feb. 01, 2018
Line of credit facility, maximum amount outstanding during period		0			0	0
Letters of credit outstanding, amount		21,300,000			15,500,000	20,700,000
Line of credit facility, remaining borrowing capacity		$ 378,700,000			$ 384,500,000	$ 379,300,000
Interest Rate Floor [Member]
Debt Instrument [Line Items]
Debt instrument basis spread reduced on variable rate	3.25%						3.25%
Interest Rate Floor [Member] | New Dollar Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.00%
Interest Rate Floor [Member] | Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.50%
Debt instrument basis spread reduced on variable rate	3.25%						3.25%
Interest Rate Floor [Member] | Senior Secured Credit Facilities [Member] | Eurocurrency Rate Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.00%
Interest Rate Floor [Member] | Prior to Amendment [Member] | Dollar Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.50%
Interest Rate Floor [Member] | Prior to Amendment [Member] | Dollar Term Loan Due 2020 [Member] | Eurocurrency Rate Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.25%
Interest Rate Floor [Member] | Prior to Amendment [Member] | Euro Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.50%
Debt instrument, basis spread on variable rate	1.25%						1.25%
Debt instrument, interest rate, effective percentage rate range, minimum	4.00%
Base Rate [Member] | Dollar Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.50%
Base Rate [Member] | New Dollar Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.00%
Base Rate [Member] | New Euro Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument basis spread reduced on variable rate		0.25%
Base Rate [Member] | Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.50%
Base Rate [Member] | Prior to Amendment [Member] | Dollar Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.50%
Prime Rate [Member] | Adjusted Euro Currency Rate [Member]
Debt Instrument [Line Items]
Debt instrument basis spread reduced on variable rate	2.25%						2.25%
Prime Rate [Member] | Senior Secured Credit Facilities [Member] | Adjusted Euro Currency Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.00%
Debt instrument basis spread reduced on variable rate	2.25%						2.25%
Debt instrument, basis spread on additional variable rate	2.50%
Eurocurrency Rate Loans [Member] | New Dollar Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.00%